Interests in subsidiaries - Summary of Breakdown of Current Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Summarised Financial Information Of Subsidiaries Subject To Restrictions [Line Items]
Cash and cash equivalents	£ 3,446	£ 2,809
Inventories	5,671	5,279
Investments held at fair value	579	456
Total current assets	15,409	12,807
Imperial Tobacco Canada
Summarised Financial Information Of Subsidiaries Subject To Restrictions [Line Items]
Cash and cash equivalents	1,569	1,114
Inventories	182	126
Investments held at fair value	396	351
Other	46	39
Total current assets	2,193	1,630
Restricted cash and cash equivalents	£ 1,411	£ 1,024